Future Minimum Lease Commitments under Non-Cancelable Lease Agreements (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012
Operating Leased Assets [Line Items]
2013	$ 38,034
2014	29,107
2015	21,784
2016	16,491
2017	12,718
Thereafter	35,960
Total Minimum Lease Commitments	$ 154,094